[Ameritas Life Insurance Corp. Logo]

                                                                 5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122
June 25, 2008

                                            Via EDGAR and overnight express mail

Jeff Foor, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:    The Union Central Life Insurance Company and
       Carillon Life Account, 1940 Act No. 811-09076
       Excel Performance VUL - Initial Registration Statement on Form N-6

Dear Mr. Foor:

Ameritas Life Insurance Corp. provides legal and administrative services for its affiliates, including The Union Central Life Insurance Company ("Depositor" and "Union Central") and Union Central's separate accounts. Ameritas, on behalf of Union Central and Carillon Life Account ("Registrant" and "Separate Account"), has filed, via EDGAR, the registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 to register a variable life insurance policy to be issued through the Separate Account. We are providing, via first class mail, a courtesy paper copy of the prospectus and Statement of Additional Information ("SAI") for your review.

The policy offered through the Separate Account is a variable life insurance policy (the "Policy"). The primary purpose of this new Policy is to be able to offer variable life insurance in compliance with state requirements for use of the 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. Other than the Depositor and Registrant, this policy and prospectus are substantially the same as an Excel Performance VUL, also being submitted today, on behalf of Ameritas and Ameritas Variable Separate Account V, 1940 Act No. 811-04473. Union Central intends to offer the Policy only in the State of New York. Ameritas Investment Corp. will underwrite the Policy.

We have omitted financial statements from this filing. Prior to the effective date we plan to submit a pre-effective amendment, which will provide audited Ameritas and Separate Account financial statements for the periods ending December 31, 2007. In a separate letter, or as part of the pre-effective amendment filing, we plan to formally ask that the effective date of this registration be accelerated to November 3, 2008.

We acknowledge that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the filing, staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and the Separate Account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel